Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net deferred tax (liability)/asset
At the beginning of the financial year	$ (4,243)	$ (3,007)	$ (1,402)
Income tax credit/(charge) recorded in the income statement	988	(387)	(125)
Income tax (charge)/credit recorded directly in equity	(6)	6	(42)
Divestment of subsidiaries and operations	(3)		(1,439)
Other movements	(1)	12	1
At the end of the financial year	$ (3,265)	(4,243)	$ (3,007)
OZ Minerals Limited [member]
Net deferred tax (liability)/asset
Acquisition of subsidiaries and operations		$ (867)